UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2006
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Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners Limited
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Address: 1st Floor Cassini House
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         57-59 St James's Street
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         London SW1A 1LD
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         England
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:  James Cameron
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Title: Compliance Administrator
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Phone: +44(20) 7659-4227
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Signature, Place, and Date of Signing:

/s/ James Cameron
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[Signature]

London, England
[City, State]

February 9, 2007
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:

         None
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Form 13F Information Table Entry Total:

         17
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Form 13F Information Table Value Total:

$1,669,135,868.12
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                           FORM 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF       CUSIP          VALUE       SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------      -----          -----       -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                         (x$1000)    PRN AMT            CALL  DISCRETION MANAGERS
                      -----                         --------    -------            ----  ---------- --------
ALCOA INC             COMMON         01381710 A     $142,293     4,741,510   SH           SOLE                  4,552,710
CONOCOPHILLIPS        COMMON         20825C10 A     $124,848     1,735,208   SH           SOLE                  1,658,208
CVS CORP              COMMON         12665010 A     $174,833     5,656,180   SH           SOLE                  3,875,780
DIRECTV GROUP INC     COMMON         25459L10 A     $102,264     4,100,400   SH           SOLE                  5,731,838
EXELON CORP           COMMON         30161N10 A     $133,045     2,149,700   SH           SOLE                    368,850
FLOR EAST COAST INDS  COMMON         34063210 A      $96,016     1,611,001   SH           SOLE                  1,514,301
HILTON HOTELS CORP    COMMON         43284810 A     $187,412     5,369,959   SH           SOLE                  5,199,359
HOME DEPOT            COMMON         43707610 A     $113,694     2,831,015   SH           SOLE                  2,215,315
HUMAN GENOME SCI      COMMON         44490310 F      $97,853     7,865,988   SH           SOLE                  4,613,518
IDEARC INC            COMMON         45166310 A       $5,788       202,033   SH           SOLE
INTEL CORP            COMMON         45814010 F     $121,284     5,989,320   SH           SOLE                  4,994,120
LUCENT TECHNOLOGIES   WTS DEC 10 07  54946313 F          $32       102,134   PRN          SOLE                    102,134
NETBANK INC           COMMON         64093310 F       $7,602     1,638,300   SH           SOLE                  1,630,000
PFIZER INC            COMMON         71708110 A     $140,636     5,429,964   SH           SOLE                  5,221,964
PUBLICARD INC         COMMON         744667210 A         $41     2,735,500   SH           SOLE                  2,735,500
ST JOE CO             COMMON         79014810 A      $66,133     1,234,523   SH           SOLE                  1,228,723
VERIZON COMMUNICATNS  COMMON         92343V10 A     $155,364     4,171,965   SH           SOLE                  4,025,965
